Document and Entity Information	Nov. 10, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001844280
Document Type	8-K
Document Period End Date	Nov. 10, 2021
Entity Registrant Name	Thorne HealthTech, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40826
Entity Tax Identification Number	27-2877253
Entity Address, Address Line One	152 W. 57th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(929)
Local Phone Number	251-6321
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	THRN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false